Employee Benefits and Incentive Plans - Qualified Retirement Plan and Non-Qualified Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees age limit	18 years
Employees minimum working hours	1000 hours
Employees Contribution Percentage	50.00%
Match employee contribution up to a maximum of their base salary	14.00%
Percentage of amounts in notional equity shares, vesting in each year	25.00%
Attainment of vested employees salary contribution	100.00%
Vested maturity period	5 years
Total employer contribution under the plan	$ 8.3	$ 8.2	$ 8.3
Pension Plans, Defined Benefit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Match employee contribution up to a maximum of their base salary	3.00%
Total employer contribution under the plan	1.0	0.9	1.0
Employees successful probationary completion period	3 months
Deferred Profit Sharing Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees Contribution Percentage	50.00%
Match employee contribution up to a maximum of their base salary	3.00%
Total employer contribution under the plan	0.2	0.3	0.3
Non Qualified Retirement Savings Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees Contribution Percentage	50.00%
Total employer contribution under the plan	2.0	2.1	2.0
Assets Under Trust	41.9	33.3
Non Qualified Deferred Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees Contribution Percentage	50.00%	50.00%	50.00%
Percentage of amounts in notional equity shares, vesting in each year	20.00%	20.00%	20.00%
Total employer contribution under the plan	1.2	1.8	2.0
Assets Under Trust	8.1	10.0
Notional equity shares in the deferred Compensation Plan	34.2	31.3
Non Qualified Deferred Compensation Plan [Member] | Notional [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notional equity shares in the deferred Compensation Plan	$ 34.2	$ 31.3